Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,260,197.17

Principal:
Principal Collections	$25,177,444.67
Prepayments in Full	$12,877,883.33
Liquidation Proceeds	$381,251.46
Recoveries	$(500.00)
Sub Total	$38,436,079.46
Collections	$40,696,276.63

Purchase Amounts:
Purchase Amounts Related to Principal	$119,898.64
Purchase Amounts Related to Interest	$435.64
Sub Total	$120,334.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,816,610.91

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,816,610.91
Servicing Fee	$1,022,486.33	$1,022,486.33	$0.00	$0.00	$39,794,124.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,794,124.58
Interest - Class A-2 Notes	$100,771.71	$100,771.71	$0.00	$0.00	$39,693,352.87
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$39,548,561.37
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$39,491,190.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,491,190.62
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$39,465,206.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,465,206.20
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$39,442,395.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,442,395.53
Regular Principal Payment	$47,869,136.93	$39,442,395.53	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$40,816,610.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,442,395.53
Total					$39,442,395.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$39,442,395.53	$81.11	$100,771.71	$0.21	$39,543,167.24	$81.32
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$39,442,395.53	$29.98	$351,729.05	$0.27	$39,794,124.58	$30.25

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$483,704,218.86	0.9947235	$444,261,823.33	0.9136114
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,108,264,218.86	0.8422741	$1,068,821,823.33	0.8122981

Pool Information
Weighted Average APR	2.206%	2.190%
Weighted Average Remaining Term	56.65	55.83
Number of Receivables Outstanding	39,512	38,684
Pool Balance	$1,226,983,590.69	$1,188,304,327.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,130,134,641.35	$1,094,667,228.26
Pool Factor	0.8582836	0.8312272

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$93,637,099.54
Targeted Overcollateralization Amount	$127,909,245.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$119,482,504.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$122,784.79
(Recoveries)		2	$(500.00)
Net Loss for Current Collection Period			$123,284.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1206%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0269%
Second Prior Collection Period			0.0446%
Prior Collection Period			0.2462%
Current Collection Period			0.1225%
Four Month Average (Current and Prior Three Collection Periods)			0.1100%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		330	$471,968.74
(Cumulative Recoveries)			$970.00
Cumulative Net Loss for All Collection Periods			$470,998.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0329%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,430.21
Average Net Loss for Receivables that have experienced a Realized Loss			$1,427.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.27%	93	$3,245,773.07
61-90 Days Delinquent	0.05%	17	$589,503.00
91-120 Days Delinquent	0.01%	2	$109,217.38
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.33%	112	$3,944,493.45

Repossession Inventory:
Repossessed in the Current Collection Period		16	$558,944.94
Total Repossessed Inventory		22	$748,137.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0667%
Prior Collection Period			0.0380%
Current Collection Period			0.0491%
Three Month Average			0.0513%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0588%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	6

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$3,739,068.61
2 Months Extended	97	$4,076,259.96
3+ Months Extended	8	$277,628.70

Total Receivables Extended	198	$8,092,957.27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer